Shareholders' equity - Summary of Issued Capital (Detail) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Balance, beginning of year		$ 2,187.0
Issued pursuant to equity compensation plans		(0.1)
Balance, end of year		2,213.8	$ 2,187.0
Common shares [member]
Disclosure of classes of share capital [line items]
Balance, beginning of year		2,187.0	2,186.7
Issued pursuant to equity compensation plans	[1]	2.6	0.3
Equity issue		25.9
Share issue costs		(1.7)
Balance, end of year		$ 2,213.8	$ 2,187.0
Balance, beginning of year		73,516,225	73,011,488
Issued pursuant to equity compensation plans	[1]	1,356,610	504,737
Equity issue		5,880,681
Share issue costs, net of deferred tax ($nil)		0
Balance, end of year		80,753,516	73,516,225

[1]	Upon vesting or exercise of equity awards, the net benefit is recorded as a reduction of other reserves and an increase to shareholders’ capital.